Expense Example	Oct. 31, 2024 USD ($)
Transamerica Asset Allocation - Conservative Portfolio | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Transamerica Asset Allocation - Conservative Portfolio | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Transamerica Asset Allocation - Conservative Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	1,004
Transamerica Asset Allocation - Conservative Portfolio | R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,324
Transamerica Asset Allocation - Conservative Portfolio | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	1,751
Transamerica Asset Allocation - Growth Portfolio | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,358
Transamerica Asset Allocation - Growth Portfolio | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
Transamerica Asset Allocation - Growth Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Transamerica Asset Allocation - Growth Portfolio | R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,466
Transamerica Asset Allocation - Growth Portfolio | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	1,925
Transamerica Asset Allocation - Moderate Growth Portfolio | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	2,264
Transamerica Asset Allocation - Moderate Growth Portfolio | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Transamerica Asset Allocation - Moderate Growth Portfolio | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	1,849
Transamerica Asset Allocation - Moderate Growth Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,087
Transamerica Asset Allocation - Moderate Growth Portfolio | R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,399
Transamerica Asset Allocation - Moderate Portfolio | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	2,212
Transamerica Asset Allocation - Moderate Portfolio | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Transamerica Asset Allocation - Moderate Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,040
Transamerica Asset Allocation - Moderate Portfolio | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	1,795
Transamerica Asset Allocation - Moderate Portfolio | R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,361